Climate change and energy transition - Additional Information 2 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) outlook $ / MMBTU $ / bbl $ / barrel	Dec. 31, 2022 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 194,835	$ 198,642
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	57,700	60,800
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	70,900	74,500
IEA NZE50 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	72,000	75,000
IEA NZE50 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	84,000	88,000
Shell mid-price | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	72,000	75,000
Shell mid-price | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 84,000	88,000
Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Number of external price outlooks | outlook	3
Priceline 1 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		75,000
Priceline 1 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		88,000
Priceline 1 | Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	$ 12,000	4,000
Priceline 1 | Minimum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	3,000	1,000
Priceline 1 | Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	16,000	6,000
Priceline 1 | Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	5,000	2,000
Priceline 2 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		75,000
Priceline 2 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		88,000
Priceline 2 | Minimum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	8,000	4,000
Priceline 2 | Minimum | Upstream assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	1,000	1,000
Priceline 2 | Maximum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	10,000	6,000
Priceline 2 | Maximum | Upstream assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	3,000	2,000
Priceline 3 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		75,000
Priceline 3 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		88,000
Priceline 3 | Minimum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	15,000	9,000
Priceline 3 | Minimum | Upstream assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	3,000	8,000
Priceline 3 | Maximum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	20,000	12,000
Priceline 3 | Maximum | Upstream assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	$ 5,000	$ 11,000
2037 | Priceline 1 | IHS Markit ACCS 2022
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	25
2045 | Priceline 1 | IHS Markit ACCS 2022
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	63
2050 | Priceline 1 | IHS Markit ACCS 2022
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2050 | Priceline 1 | IHS Markit ACCS 2022 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	62
2050 | Priceline 1 | IHS Markit ACCS 2022 | Minimum | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2050 | Priceline 1 | IHS Markit ACCS 2022 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	69
2050 | Priceline 1 | IHS Markit ACCS 2022 | Maximum | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2050 | Priceline 1 | Woodmac WM AET-1 5 Degree
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	28
2050 | Priceline 1 | Woodmac WM AET-1 5 Degree | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	5
2050 | Priceline 1 | Woodmac WM AET-1 5 Degree | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2050 | Priceline 1 | Woodmac WM AET-1 5 Degree | Minimum | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2050 | Priceline 1 | Woodmac WM AET-1 5 Degree | Maximum | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	10
2050 | Priceline 1 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	26
2024 | Priceline 1 | IHS Markit ACCS 2022 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	17
2024 | Priceline 1 | IHS Markit ACCS 2022 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	18
2024 | Priceline 1 | Woodmac WM AET-1 5 Degree | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	15
2024 | Priceline 1 | Woodmac WM AET-1 5 Degree | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	15
2024 | Priceline 1 | IEA NZE50 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	26
2024 | Priceline 1 | IEA NZE50 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	14
2024 | Priceline 1 | IEA NZE50 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / barrel	5
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	43
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	70
2030 | Priceline 1 | IHS Markit ACCS 2022 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2030 | Priceline 1 | IEA NZE50 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2030 | Priceline 1 | IEA NZE50 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2030 | Priceline 1 | IEA NZE50 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / barrel	2
2031 | Priceline 1 | IHS Markit ACCS 2022 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2031 | Priceline 1 | Woodmac WM AET-1 5 Degree | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	7
2033 | Priceline 1 | Woodmac WM AET-1 5 Degree | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2046 | Priceline 1 | Woodmac WM AET-1 5 Degree | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4